OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivable - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowances of other receivables
At the beginning of the fiscal year	$ (503)	$ (77)
Increases		(448)
Decreases (includes RECPAM)	134	22
At the end of the year	$ (369)	$ (503)